SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Research & development	$ 1,266,158	$ 824,336
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	14,678,344	7,812,822
Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	367,818	403,013